Acquisition (Narrative) (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended					12 Months Ended				12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2010 SANYO [Member]	Dec. 21, 2009 SANYO [Member]	Mar. 31, 2010 Customer Relationship [Member] SANYO [Member] Year	Mar. 31, 2010 Trademarks [Member] SANYO [Member] Year	Mar. 31, 2012 Patents And Know-How [Member]	Mar. 31, 2011 Patents And Know-How [Member]	Mar. 31, 2010 Patents And Know-How [Member] SANYO [Member] Year
Business Acquisition [Line Items]
Voting rights and a controlling interest					50.20%
Acquisition-related cost				¥ 5,058
Allowance for doubtful trade notes receivable				73
Allowance for doubtful trade accounts receivable	26,604	21,860		5,319
Allowance for doubtful other short-term receivables				964
Contractual amount of trade notes receivable	72,952	78,821		26,001
Contractual amount of trade accounts receivable	948,460	984,938		314,175
Contractual amount of other short-term receivables				23,941
Allowance for doubtful long-term receivables				2,730
Contractual amount of long-term receivables				10,999
Intangible assets subject to amortization	738,965	913,416		492,476		52,011	45,451	301,614	451,868	355,490
Intangible assets weighted-average useful life, years						12	10			10
Accrued warranty costs				4,253
Net sales	7,846,216	8,692,672	7,417,980	399,888
Loss before income taxes	(812,844)	178,807	(29,315)	23,352
Pro forma net sales			8,617,400
Pro forma net loss attributable to Panasonic Corporation			¥ 133,012
Pro forma net loss per share			¥ 64.24